Equity - Disclosure of hedging reserve (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 06, 2022	Oct. 26, 2020	Apr. 20, 2018
Interest rate swaps | Long term charter parties Cap Quebec and Cap Pembroke
Disclosure of reserves within equity [line items]
Notional Value					$ 86,800
Interest rate swaps | Long term charter parties, Cap Corpus Christi and Cap Port Arthur
Disclosure of reserves within equity [line items]
Notional Value				$ 70,100
Fx swaps
Disclosure of reserves within equity [line items]
Notional Value		$ 31,000
Fair Value - Assets		671
Fair Value - Liabilities		78
Change recognized in OCI		(447)
Secured Loan Due 2030 With Margin Rate At 2.15% | Interest rate swaps
Disclosure of reserves within equity [line items]
Credit facility size	$ 150,000	150,000
Notional Value	87,090	100,013
Fair Value - Assets	2,408	3,049
Fair Value - Liabilities	0	254
Change recognized in OCI	$ 1,268	547
Underlying Facility Due March 28, 2025 | Interest rate swaps
Disclosure of reserves within equity [line items]
Credit facility size		173,600
Underlying Facility Due March 28, 2025 | Interest rate swaps | Long term charter parties Cap Quebec and Cap Pembroke
Disclosure of reserves within equity [line items]
Notional Value		53,511
Fair Value - Assets		1,807
Fair Value - Liabilities		0
Change recognized in OCI		22
Underlying Facility Due September 28, 2025 | Interest rate swaps
Disclosure of reserves within equity [line items]
Credit facility size		173,600
Underlying Facility Due September 28, 2025 | Interest rate swaps | Long term charter parties, Cap Corpus Christi and Cap Port Arthur
Disclosure of reserves within equity [line items]
Notional Value		56,838
Fair Value - Assets		4,689
Fair Value - Liabilities		0
Change recognized in OCI		(503)
Senior Secured Loan Due 2026 With Margin Rate At 2.35% | Interest rate swaps
Disclosure of reserves within equity [line items]
Credit facility size		713,000
Notional Value		216,889
Fair Value - Assets		15,557
Fair Value - Liabilities		0
Change recognized in OCI		(2,199)
Secured FSO loan 150M | Interest rate swaps
Disclosure of reserves within equity [line items]
Credit facility size		73,450
Secured FSO loan 150M | Interest rate swaps | Cedar and Cyprus
Disclosure of reserves within equity [line items]
Notional Value		68,859
Fair Value - Assets		5,477
Fair Value - Liabilities		0
Change recognized in OCI		13
$447 Million Facility | Interest rate swaps
Disclosure of reserves within equity [line items]
Credit facility size		447,000
Notional Value		70,000	$ 447,000
Fair Value - Assets		1,039
Fair Value - Liabilities		64
Change recognized in OCI		901
Credit facility, term loan		$ 140,000